UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

U.S. Bond Enhanced Index Fund	October 31, 2019
PBDIX	Investor Class

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

HIGHLIGHTS

■	The U.S. Bond Enhanced Index Fund produced strongly positive returns but moderately underperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, during the reporting period.

■	The fund’s overweight to mortgage-backed securities and defensive positioning within corporate bonds detracted from relative performance, but overweighting investment-grade corporate bonds meaningfully contributed.

■	The fund remains overweight in investment-grade corporate bonds, and we recently added exposure to the sector.

■	We continue to find value in less volatile sectors with credit risk that have historically generated stronger risk-adjusted returns in the later stages of the credit cycle.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Global markets recovered from a tumultuous start to deliver solid results for your fund’s fiscal year, the 12-month period ended October 31, 2019. The U.S. Federal Reserve switched course and joined other dovish central banks around the world to support markets following a sharp sell-off in December. This action, combined with better-than-feared corporate earnings, helped propel many equity indices during the year to double-digit gains. The S&P 500 Index reached an all-time high, and Europe’s Stoxx 600 Index was trading near a record close at the end of the period. Growth stocks in the U.S. were the strongest performers, but nearly all developed markets and most emerging markets also delivered strong gains.

The U.S. dollar finished with mixed results versus other currencies during the 12-month reporting period. A relatively strong greenback versus the euro weighed on returns for U.S. investors in European securities, for example, while a stronger yen boosted the returns of Japanese stocks in U.S. dollar terms.

During the period, investors faced worries about the U.S.-China trade dispute, Brexit, and a slowdown in global manufacturing. However, stocks were resilient, and the worst-case geopolitical scenarios failed to play out. Trade rhetoric has become more conciliatory and negotiators have made modest progress; the UK received another Brexit extension until January 31 to work out the terms of its departure from the European Union; and our economists believe that some manufacturing indicators, while still weak, appear poised for a recovery.

The actions by the Federal Reserve and other central banks to stimulate economic growth played a key role in sustaining market sentiment during the period. As evidence of slowing global growth began to mount, the Fed signaled early in the year that it would take steps to sustain the economic expansion, and central bank policymakers followed through with quarter-percentage-point rate cuts in July, September, and October and took steps to maintain liquidity in short-term lending markets.

The European Central Bank (ECB) also acted to address flagging growth. The ECB lowered its benchmark deposit rate deeper into negative territory and announced that it plans to buy €20 billion of bonds per month starting in November 2019 as it restarts its quantitative easing program.

Falling yields fueled a strong rally in the bond market and also aided equity results as companies benefited from lower borrowing costs and investors sought higher returns. Dividend-paying stocks in sectors such as real estate outperformed as investors searched for higher-income opportunities.

The yield on the 30-year Treasury bond hit a record low in August, falling below the 2% mark for the first time, and the benchmark 10-year Treasury note’s yield dipped to its lowest level since 2016. Despite being at or near record lows, Treasuries offered higher yields than bonds in many foreign markets, especially in Europe and Japan, where government bond yields were often in negative territory. (Bond prices and yields move in opposite directions.)

Looking ahead to 2020, we remain optimistic that the U.S. will avoid a recession in the new year, but we believe that further progress in U.S.-China trade talks will be a key factor in sustaining positive market sentiment. A reduction in trade barriers could help corporate earnings rebound and provide a lift to the manufacturing sector.

In the months ahead, our team of portfolio managers, analysts, and economists will be following the trade talks and the U.S. presidential elections, along with other developments that could affect market performance. Our teams in London and Hong Kong have provided us with important insights into Brexit and the protests in the Chinese territory over the past 12 months. We expect twists and turns along the way with each of these events, but we believe our approach to fundamental research around the globe will continue to add value in the year ahead.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market.

FUND COMMENTARY

How did the fund perform in the past 12 months?

Your fund returned 11.42% for the 12 months through October 31, 2019, moderately underperforming the Bloomberg Barclays U.S. Aggregate Bond Index, as shown in the Performance Comparison table. (Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

The fund maintained a defensive positioning within the investment-grade corporate sector. This defensive bias, which we used to help mitigate some of the fund’s risk exposure from its overweight in investment-grade corporate bonds, moderately dragged on performance. Risk appetite was generally strong for most of 2019 as the Federal Reserve turned more accommodative—leading to a more supportive backdrop for sectors exposed to credit risk.

The fund’s sector allocations, however, meaningfully boosted performance for the fund. Our overweight to investment-grade corporate bonds, along with an underweight to U.S. Treasuries, benefited the fund. The Federal Reserve responded to concerns about slowing economic growth by cutting policy rates three times over the course of the last 12 months. The Fed’s dovish shift aided higher-yielding assets like investment-grade corporate bonds. Additionally, generally better-than-expected earnings and a manageable amount of new corporate debt coming to the market were further tailwinds for the sector. While U.S. Treasuries produced strong returns on the back of falling yields (bond yields and prices move in opposite directions), investment-grade corporate bonds outperformed Treasuries for the year. On the other hand, the fund’s overweight to mortgage-backed securities weighed on performance.

Interest rate management was beneficial. A slightly longer average duration position relative to the benchmark added to returns as Treasury yields dropped significantly over the year. (Duration measures a bond’s or a bond portfolio’s sensitivity to interest rate changes.)

How is the fund positioned?

The fund’s overall objective is to closely track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index after fees, but we attempt to compensate for fund expenses by efficiently matching the benchmark risk factors in a more yield-advantageous manner. The fund is overweight in investment-grade corporate bonds, which is balanced by a conservative risk posture within the sector. While we continue to favor a more defensive position within the corporate sector, we recently reduced some of the fund’s defensive posture somewhat. Corporate bonds have performed well so far in 2019, but we see the sector as an opportunity to earn income if volatility remains subdued. We recently added some exposure to investment-grade corporates, primarily toward the front end of the curve where we can capture historically stronger risk-adjusted returns.

What is portfolio management’s outlook?

We are late in the economic cycle, but recent developments may lead to an extension. Financial conditions are supportive. There are the beginnings of a turn in the manufacturing new orders and inventory cycle, and global policy, both monetary and fiscal, is becoming increasingly accommodative. The durability and duration of the improvement remain uncertain, but global markets may experience additional rejuvenation in the coming months.

The Federal Reserve has provided a credible policy response after overtightening in 2018. Three rate cuts over the recent months have provided sufficient, and needed, accommodation to an economy reacting to both tight monetary conditions and tightening fiscal policies via trade tariffs. With a phase one trade deal now also coming into view, pressure from trade tariffs is moving lower, albeit slowly. Both monetary and fiscal policy have moved from hurtful to helpful in late 2019, which can support markets in the near-to-intermediate term. The Fed has signaled a desire to remain on hold for the foreseeable future but has kept the door open for additional rate cuts if its forecasts experience a material downgrade.

Although bond market valuations are relatively rich, pockets of opportunity exist. We remain selective and nimble when adjusting the fund’s positioning. We continue to find value in less volatile sectors with credit risk that have historically generated stronger risk-adjusted returns in the later stages of the credit cycle, such as short-term corporate bonds, and low-duration securitized credit, including asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN FIXED INCOME SECURITIES

Funds that invest in fixed income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which results from an increase in interest rates that causes a mortgage bond’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

BENCHMARK INFORMATION

Note: Bloomberg Index Services Ltd. Copyright © 2019, Bloomberg Index Services Ltd. Used with permission.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

	Par/Shares	$ Value
CORPORATE BONDS 35.3%		
FINANCIAL INSTITUTIONS 15.0%		
Banking 9.4%		
ABN AMRO Bank, 4.75%, 7/28/25 (1)	390	423
American Express, 2.20%, 10/30/20	1,805	1,809
American Express, 3.70%, 11/5/21	1,755	1,815
ANZ New Zealand International, 2.75%, 1/22/21 (1)	1,120	1,130
Banco Santander, 3.125%, 2/23/23	600	613
Banco Santander, 3.848%, 4/12/23	1,400	1,464
Bank of America, 3.50%, 4/19/26	600	638
Bank of America, 4.00%, 1/22/25	650	694
Bank of America, 4.20%, 8/26/24	290	312
Bank of America, 6.00%, 10/15/36	300	411
Bank of America, 7.75%, 5/14/38	150	231
Bank of America, FRN, 3M USD LIBOR + 0.65%, 2.756%, 6/25/22	1,600	1,607
Bank of America, VR, 3.55%, 3/5/24 (2)	2,500	2,600
Bank of America, VR, 3.824%, 1/20/28 (2)	2,280	2,458
Bank of Montreal, Series D, 3.10%, 4/13/21	2,765	2,818
Bank of Nova Scotia, 3.125%, 4/20/21	2,150	2,189
Barclays, 3.25%, 1/12/21	905	916
Barclays Bank, 2.65%, 1/11/21	895	901
BB&T, 5.25%, 11/1/19	200	200
BPCE, 4.00%, 9/12/23 (1)	1,550	1,638
BPCE, 4.50%, 3/15/25 (1)	1,015	1,088
BPCE, 5.70%, 10/22/23 (1)	850	942
Capital One, 2.35%, 1/31/20	1,000	1,001
Capital One Financial, 3.45%, 4/30/21	1,800	1,836
Capital One Financial, 3.90%, 1/29/24	810	858
Citibank, 2.125%, 10/20/20	1,100	1,103

Citibank, 3.40%, 7/23/21	1,250	1,281
Citigroup, 5.875%, 1/30/42	450	621
Citigroup, VR, 3.887%, 1/10/28 (2)	2,000	2,146
Citigroup, VR, 4.075%, 4/23/29 (2)(3)	1,900	2,081
Citizens Bank, 2.55%, 5/13/21	440	444
Citizens Financial Group, 2.375%, 7/28/21	155	155
Citizens Financial Group, 4.30%, 12/3/25	560	604
Commonwealth Bank of Australia, 4.50%, 12/9/25 (1)	800	865
Cooperatieve Rabobank, 3.125%, 4/26/21	1,415	1,439
Credit Agricole, 3.75%, 4/24/23 (1)	1,395	1,459
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(2)	1,400	1,396
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(2)	745	756
Danske Bank, VR, 3.244%, 12/20/25 (1)(2)	2,290	2,323
Discover Financial Services, 3.75%, 3/4/25	1,440	1,528
Fifth Third Bank, 3.35%, 7/26/21	2,065	2,110
Goldman Sachs Group, 3.00%, 4/26/22	3,350	3,393
Goldman Sachs Group, 3.50%, 1/23/25	750	785
Goldman Sachs Group, 4.25%, 10/21/25	795	856
Goldman Sachs Group, 6.75%, 10/1/37	455	618
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2)	1,900	1,970
HSBC Bank USA, 5.875%, 11/1/34	550	716
HSBC Holdings, VR, 3.262%, 3/13/23 (2)	1,000	1,017
ING Groep, 3.15%, 3/29/22	330	337
ING Groep, 3.55%, 4/9/24	2,430	2,547
Intesa Sanpaolo, 3.125%, 7/14/22 (1)	1,055	1,065
Intesa Sanpaolo, 3.375%, 1/12/23 (1)	375	380
JPMorgan Chase, 2.95%, 10/1/26	980	1,011
JPMorgan Chase, 3.375%, 5/1/23	2,055	2,144
JPMorgan Chase, 4.625%, 5/10/21	900	936
JPMorgan Chase, VR, 3.559%, 4/23/24 (2)	1,250	1,304
JPMorgan Chase, VR, 3.782%, 2/1/28 (2)	990	1,064

JPMorgan Chase, VR, 3.882%, 7/24/38 (2)	1,380	1,522
KeyBank, 3.35%, 6/15/21	1,775	1,815
M&T Bank, 3.55%, 7/26/23	2,140	2,257
Manufacturers & Traders Trust, 3.40%, 8/17/27	250	268
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21	2,640	2,701
Morgan Stanley, 3.125%, 7/27/26	2,000	2,074
Morgan Stanley, 4.10%, 5/22/23	1,290	1,367
Morgan Stanley, 4.30%, 1/27/45	750	875
Morgan Stanley, 6.25%, 8/9/26	175	213
Morgan Stanley, VR, 3.971%, 7/22/38 (2)	815	891
PNC Bank, 3.50%, 6/8/23	2,025	2,120
Royal Bank of Scotland Group, VR, 4.519%, 6/25/24 (2)	2,050	2,175
Santander UK, 3.75%, 11/15/21	2,310	2,384
Santander UK, 5.00%, 11/7/23 (1)	200	215
State Street, 3.10%, 5/15/23	265	274
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23	2,605	2,729
SunTrust Bank, VR, 3.502%, 8/2/22 (2)(3)	2,155	2,205
Svenska Handelsbanken, 3.35%, 5/24/21	1,860	1,900
Toronto-Dominion Bank, 2.50%, 12/14/20	890	896
Toronto-Dominion Bank, 3.25%, 6/11/21	2,005	2,049
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (2)(3)	235	244
UBS Group, 2.95%, 9/24/20 (1)	450	454
UBS Group, 3.00%, 4/15/21 (1)	1,200	1,214
UBS Group, 4.125%, 9/24/25 (1)	630	684
UniCredit, 6.572%, 1/14/22 (1)	1,270	1,368
United Overseas Bank, 3.20%, 4/23/21 (1)	2,300	2,338
Wells Fargo, 3.069%, 1/24/23 (3)	3,000	3,058
Wells Fargo Bank, VR, 3.325%, 7/23/21 (2)	1,500	1,514
		112,850
Brokerage Asset Managers Exchanges 0.1%		
Intercontinental Exchange, 2.75%, 12/1/20	475	479

Intercontinental Exchange, 3.45%, 9/21/23	1,145	1,205
Raymond James Financial, 3.625%, 9/15/26 (3)	100	104
		1,788
Finance Companies 1.0%		
AerCap Ireland Capital, 3.30%, 1/23/23	485	497
AerCap Ireland Capital, 3.50%, 5/26/22	335	345
AerCap Ireland Capital, 4.125%, 7/3/23	1,915	2,006
AerCap Ireland Capital, 4.875%, 1/16/24	825	894
Air Lease, 2.50%, 3/1/21	760	765
Air Lease, 3.50%, 1/15/22	575	591
Air Lease, 3.625%, 4/1/27	830	866
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	490	509
GATX, 2.60%, 3/30/20	95	95
GATX, 4.35%, 2/15/24	2,355	2,521
GATX, 4.85%, 6/1/21	650	678
GE Capital International Funding, 2.342%, 11/15/20	1,029	1,028
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1)	525	544
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	329	347
		11,686
Insurance 2.9%		
AIA Group, 3.20%, 3/11/25 (1)	510	525
AIA Group, 3.60%, 4/9/29 (1)	1,825	1,945
AIA Group, FRN, 3M USD LIBOR + 0.52%, 2.676%, 9/20/21 (1)	1,490	1,490
AIG Global Funding, 3.35%, 6/25/21 (1)	1,210	1,236
Allstate, 6.125%, 12/15/32	150	196
American International Group, 3.875%, 1/15/35	425	449
Anthem, 2.50%, 11/21/20	390	392
Anthem, 4.55%, 3/1/48	1,135	1,240
Anthem, 4.65%, 1/15/43	460	508
Aon, 2.80%, 3/15/21 (3)	965	974
Aon, 3.875%, 12/15/25	405	438

AXA Equitable Holdings, 3.90%, 4/20/23	480	503
Chubb INA Holdings, 3.35%, 5/15/24	550	582
Fidelity National Financial, 4.50%, 8/15/28	1,615	1,750
First American Financial, 4.60%, 11/15/24	390	418
High Street Funding Trust I, 4.111%, 2/15/28 (1)	1,100	1,197
Liberty Mutual Group, 4.50%, 6/15/49 (1)	1,655	1,854
Liberty Mutual Group, 4.85%, 8/1/44 (1)(3)	1,350	1,565
Lincoln National, 3.80%, 3/1/28 (3)	1,205	1,284
Marsh & McLennan, 3.30%, 3/14/23	210	217
Marsh & McLennan, 3.50%, 6/3/24	1,895	1,991
Pricoa Global Funding I, 3.45%, 9/1/23 (1)	2,150	2,255
Principal Financial Group, 3.40%, 5/15/25	1,215	1,274
Reinsurance Group of America, 5.00%, 6/1/21	905	943
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (1)	1,400	1,610
Travelers, 6.25%, 6/15/37	225	321
Trinity Acquisition, 3.50%, 9/15/21	175	179
UnitedHealth Group, 3.50%, 8/15/39	1,960	2,033
UnitedHealth Group, 3.75%, 7/15/25	400	434
UnitedHealth Group, 4.75%, 7/15/45	900	1,093
Unum Group, 5.625%, 9/15/20	150	154
Voya Financial, 3.125%, 7/15/24	1,440	1,474
Willis North America, 3.60%, 5/15/24	425	445
Willis North America, 4.50%, 9/15/28	1,100	1,224
		34,193
Real Estate Investment Trusts 1.6%		
Alexandria Real Estate Equities, 4.00%, 1/15/24	350	374
Alexandria Real Estate Equities, 4.00%, 2/1/50	1,975	2,154
American Campus Communities Operating Partnership, 3.625%, 11/15/27	1,791	1,879
American Campus Communities Operating Partnership, 4.125%, 7/1/24	540	580

Boston Properties, 3.125%, 9/1/23	900	932
Brixmor Operating Partnership, 3.875%, 8/15/22	775	805
Brixmor Operating Partnership, 3.90%, 3/15/27	495	521
Duke Realty, 4.00%, 9/15/28	2,090	2,278
Essex Portfolio, 4.50%, 3/15/48	1,435	1,674
Federal Realty Investment Trust, 2.75%, 6/1/23 (3)	1,000	1,017
Healthcare Realty Trust, 3.625%, 1/15/28	605	632
Highwoods Realty, 3.625%, 1/15/23 (3)	880	911
Kilroy Realty, 3.45%, 12/15/24	750	778
Kilroy Realty, 4.375%, 10/1/25	335	361
Regency Centers, 3.60%, 2/1/27 (3)	350	370
Regency Centers, 4.125%, 3/15/28	510	554
VEREIT Operating Partnership, 3.95%, 8/15/27	820	868
VEREIT Operating Partnership, 4.625%, 11/1/25	1,765	1,929
WEA Finance, 3.25%, 10/5/20 (1)	380	384
		19,001
Total Financial Institutions		179,518
INDUSTRIAL 17.6%		
Basic Industry 0.8%		
ArcelorMittal, 4.55%, 3/11/26	1,055	1,116
Braskem Netherlands Finance, 3.50%, 1/10/23 (1)	515	525
Carpenter Technology, 5.20%, 7/15/21	1,125	1,157
Celulosa Arauco y Constitucion, 3.875%, 11/2/27	570	575
Dow Chemical, 3.15%, 5/15/24 (1)(3)	860	886
Fresnillo, 5.50%, 11/13/23 (1)	300	328
LYB International Finance II, 3.50%, 3/2/27	1,000	1,052
Newmont Goldcorp, 3.625%, 6/9/21	595	608
Nucor, 3.95%, 5/1/28	1,385	1,516
Nutrien, 4.00%, 12/15/26	505	542
Packaging Corp of America, 2.45%, 12/15/20	415	417
Packaging Corp of America, 3.65%, 9/15/24	370	389

Packaging Corp of America, 4.50%, 11/1/23	185	199
		9,310
Capital Goods 1.1%		
Boral Finance, 3.00%, 11/1/22 (1)	125	126
Caterpillar Financial Services, 3.15%, 9/7/21	3,180	3,256
CRH America Finance, 3.95%, 4/4/28 (1)	1,700	1,830
General Electric, 2.20%, 1/9/20	178	178
General Electric, 3.10%, 1/9/23	1,750	1,780
General Electric, 4.65%, 10/17/21	86	90
General Electric, 5.50%, 1/8/20	115	116
General Electric, 6.75%, 3/15/32	378	481
John Deere Capital, 2.35%, 1/8/21 (3)	545	548
L3Harris Technologies, 3.832%, 4/27/25	295	315
Lockheed Martin, 3.60%, 3/1/35	240	261
Lockheed Martin, 4.07%, 12/15/42	184	212
Raytheon, 7.20%, 8/15/27	200	266
Republic Services, 3.375%, 11/15/27	585	624
Roper Technologies, 2.95%, 9/15/29	675	686
Roper Technologies, 3.00%, 12/15/20	295	298
Roper Technologies, 3.80%, 12/15/26	660	709
United Technologies, 3.35%, 8/16/21	1,150	1,175
		12,951
Communications 2.5%		
America Movil SAB de CV, 3.625%, 4/22/29	1,475	1,576
America Movil SAB de CV, 6.375%, 3/1/35	300	407
AT&T, 3.00%, 6/30/22	2,000	2,043
CC Holdings, 3.849%, 4/15/23	410	431
Charter Communications Operating, 4.908%, 7/23/25	1,200	1,324
Comcast, 3.125%, 7/15/22 (3)	1,000	1,036
Comcast, 3.20%, 7/15/36	80	81
Comcast, 3.90%, 3/1/38	590	648

Comcast, 3.95%, 10/15/25	800	877
Crown Castle International, 3.40%, 2/15/21	265	269
Crown Castle International, 3.70%, 6/15/26	700	742
Crown Castle Towers, 3.222%, 5/15/22 (1)	25	25
Crown Castle Towers, 3.663%, 5/15/25 (1)	195	204
Crown Castle Towers, 3.72%, 7/15/23 (1)	450	466
Fox, 4.03%, 1/25/24 (1)	595	636
Interpublic Group, 3.50%, 10/1/20	230	233
Interpublic Group, 4.20%, 4/15/24 (3)	820	883
Omnicom Group, 3.60%, 4/15/26	695	734
Omnicom Group, 3.625%, 5/1/22	760	788
Omnicom Group, 3.65%, 11/1/24	460	486
RELX Capital, 3.50%, 3/16/23	530	550
Rogers Communications, 3.625%, 12/15/25	335	357
Rogers Communications, 3.70%, 11/15/49	1,225	1,247
Rogers Communications, 4.35%, 5/1/49	1,295	1,447
SBA Tower Trust, 2.836%, 1/15/25 (1)	1,005	1,016
Thomson Reuters, 3.35%, 5/15/26 (3)	220	228
Time Warner Cable, 4.00%, 9/1/21	100	103
Time Warner Cable, 5.00%, 2/1/20	240	242
Time Warner Cable, 6.55%, 5/1/37	235	284
Time Warner Cable, 6.75%, 6/15/39	275	337
Verizon Communications, 2.625%, 8/15/26	3,010	3,075
Verizon Communications, 4.272%, 1/15/36	735	828
Verizon Communications, 5.15%, 9/15/23	550	614
Vodafone Group, 3.75%, 1/16/24	2,005	2,113
Vodafone Group, 4.25%, 9/17/50	690	703
Walt Disney, 3.70%, 10/15/25 (1)	285	308
Weibo, 3.50%, 7/5/24	1,275	1,302
WPP Finance, 3.75%, 9/19/24	1,350	1,419
		30,062

Consumer Cyclical 3.3%		
Amazon.com, 2.80%, 8/22/24	585	607
Amazon.com, 3.875%, 8/22/37	915	1,037
Amazon.com, 5.20%, 12/3/25	1,053	1,238
Aptiv, 4.15%, 3/15/24	365	388
AutoZone, 3.125%, 4/18/24 (3)	2,305	2,393
AutoZone, 3.125%, 4/21/26 (3)	445	461
BMW U.S. Capital, 2.95%, 4/14/22 (1)	1,395	1,425
Booking Holdings, 3.60%, 6/1/26	665	717
Booking Holdings, 3.65%, 3/15/25	810	870
Expedia Group, 5.00%, 2/15/26	1,800	2,026
Experian Finance, 4.25%, 2/1/29 (1)	595	667
Ford Motor Credit, 3.47%, 4/5/21	340	343
General Motors, 4.00%, 4/1/25	1,090	1,123
General Motors Financial, 3.15%, 1/15/20	520	521
General Motors Financial, 4.20%, 11/6/21	2,235	2,310
Harley-Davidson Financial Services, 3.55%, 5/21/21 (1)	1,725	1,752
Hyatt Hotels, 3.375%, 7/15/23	185	192
Hyundai Capital America, 3.45%, 3/12/21 (1)	1,925	1,949
O'Reilly Automotive, 3.90%, 6/1/29	2,470	2,711
O'Reilly Automotive, 4.875%, 1/14/21	700	719
PACCAR Financial, 1.95%, 2/27/20 (3)	540	540
PACCAR Financial, 3.10%, 5/10/21 (3)	1,485	1,513
QVC, 4.375%, 3/15/23	2,020	2,104
QVC, 4.45%, 2/15/25	70	73
QVC, 4.85%, 4/1/24 (3)	840	889
Toyota Industries, 3.11%, 3/12/22 (1)	2,150	2,196
Toyota Motor, 3.183%, 7/20/21	1,515	1,550
Toyota Motor Credit, 2.95%, 4/13/21	1,730	1,757
Visa, 2.15%, 9/15/22	1,005	1,017
Volkswagen Group of America Finance, 2.70%, 9/26/22 (1)	305	308

Volkswagen Group of America Finance, 4.00%, 11/12/21 (1)(3)	2,215	2,296
Walmart, 3.40%, 6/26/23	1,900	2,005
		39,697
Consumer Non-Cyclical 4.5%		
Abbott Laboratories, 3.40%, 11/30/23	784	828
Abbott Laboratories, 4.75%, 11/30/36	1,500	1,844
AbbVie, 3.20%, 5/14/26	225	231
AbbVie, 3.60%, 5/14/25	880	922
AbbVie, 4.45%, 5/14/46	1,280	1,319
AbbVie, 4.50%, 5/14/35	1,215	1,307
Agilent Technologies, 3.875%, 7/15/23	920	969
Altria Group, 3.49%, 2/14/22	1,080	1,108
Altria Group, 4.75%, 5/5/21	1,000	1,039
Amgen, 5.75%, 3/15/40	900	1,144
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	1,890	2,448
BAT Capital, 2.764%, 8/15/22	1,215	1,226
Bayer U.S. Finance II, 3.50%, 6/25/21 (1)	850	867
Becton Dickinson & Company, 3.70%, 6/6/27	1,089	1,169
Bestfoods, 6.625%, 4/15/28	5	7
Biogen, 3.625%, 9/15/22	530	554
Boston Scientific, 3.75%, 3/1/26	2,350	2,534
Bristol-Myers Squibb, 2.90%, 7/26/24 (1)	2,815	2,918
Cardinal Health, 3.41%, 6/15/27 (3)	1,390	1,414
Cardinal Health, 3.75%, 9/15/25	895	943
Celgene, 3.55%, 8/15/22	905	941
Cigna, 3.00%, 7/15/23 (1)	340	348
Cigna, 3.75%, 7/15/23	2,755	2,885
CommonSpirit Health, 2.76%, 10/1/24	855	868
CVS Health, 3.25%, 8/15/29	1,280	1,287
CVS Health, 5.05%, 3/25/48	1,160	1,328
CVS Health, 5.125%, 7/20/45	925	1,061

Danone, 2.947%, 11/2/26 (1)	1,065	1,095
Elanco Animal Health, 3.912%, 8/27/21	290	298
Express Scripts Holding, 2.60%, 11/30/20	1,075	1,084
Gilead Sciences, 3.25%, 9/1/22	600	623
Hackensack Meridian Health, 4.211%, 7/1/48	1,680	1,979
HCA, 4.125%, 6/15/29	1,675	1,773
Indiana University Health Obligated Group, 3.97%, 11/1/48	1,030	1,215
Kaiser Foundation Hospitals, 3.50%, 4/1/22	445	462
Keurig Dr Pepper, 2.55%, 9/15/26	450	449
Keurig Dr Pepper, 3.551%, 5/25/21	920	941
Kraft Heinz Foods, 4.875%, 10/1/49 (1)	480	492
McKesson, 3.65%, 11/30/20	1,230	1,253
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/1/55	600	715
Northwell Healthcare, 3.979%, 11/1/46	1,275	1,384
Partners Healthcare System, Series 2011, 3.443%, 7/1/21	700	718
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	1,660	1,693
Stanford Health Care, Series 2018, 3.795%, 11/15/48	440	500
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21	750	720
Unilever Capital, 3.00%, 3/7/22	1,255	1,289
West Virginia United Health System Obligated Group, Series 2018, 4.924%, 6/1/48	1,600	1,964
		54,156
Energy 2.6%		
APT Pipelines, 4.25%, 7/15/27 (1)	375	403
Boardwalk Pipelines, 4.45%, 7/15/27	230	235
Boardwalk Pipelines, 4.95%, 12/15/24	360	390
BP Capital Markets America, 3.41%, 2/11/26	1,280	1,360
Canadian Natural Resources, 2.95%, 1/15/23 (3)	1,475	1,504
Columbia Pipeline Group, 3.30%, 6/1/20	640	643
Concho Resources, 3.75%, 10/1/27	360	373
ConocoPhillips, 4.95%, 3/15/26 (3)	1,900	2,186

DCP Midstream Operating, 4.75%, 9/30/21 (1)	710	721
Enbridge, 4.00%, 10/1/23	420	445
Enbridge, 4.25%, 12/1/26	355	386
Enbridge, 5.50%, 12/1/46 (3)	555	698
Enbridge Energy Partners, 5.20%, 3/15/20	225	227
Enbridge Energy Partners, 5.50%, 9/15/40	165	197
Eni, Series X-R, 4.00%, 9/12/23 (1)	620	657
Enterprise Products Operating, 3.50%, 2/1/22	2,650	2,733
EOG Resources, 2.625%, 3/15/23	2,175	2,220
Florida Gas Transmission, 3.875%, 7/15/22 (1)	435	449
Magellan Midstream Partners, 4.25%, 2/1/21	325	333
MPLX, FRN, 3M USD LIBOR + 1.10%, 3.202%, 9/9/22	1,490	1,492
Nabors Industries, 5.50%, 1/15/23	400	339
Occidental Petroleum, 2.90%, 8/15/24	2,385	2,404
Occidental Petroleum, 3.00%, 2/15/27 (3)	1,475	1,468
Sabine Pass Liquefaction, 4.20%, 3/15/28 (3)	795	841
Schlumberger Holdings, 3.75%, 5/1/24 (1)(3)	1,065	1,123
Southeast Supply Header, 4.25%, 6/15/24 (1)	405	414
Spectra Energy Partners, 3.375%, 10/15/26	440	455
Suncor Energy, 3.60%, 12/1/24	355	375
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	780	836
Williams, 4.85%, 3/1/48	185	198
Williams, 5.25%, 3/15/20	600	606
Woodside Finance, 3.70%, 9/15/26 (1)	315	327
Woodside Finance, 3.70%, 3/15/28 (1)	425	436
Woodside Finance, 4.50%, 3/4/29 (1)	2,640	2,886
		30,360
Industrial Other 0.2%		
Alfa SAB de CV, 5.25%, 3/25/24 (1)	200	216
Georgetown University, Series B, 4.315%, 4/1/49	1,475	1,808

President & Fellows of Harvard College, 3.619%, 10/1/37	385	423
		2,447
Technology 1.7%		
Analog Devices, 2.85%, 3/12/20 (3)	895	898
Apple, 3.20%, 5/11/27	4,085	4,350
Avnet, 4.625%, 4/15/26	1,440	1,546
Baidu, 3.875%, 9/29/23	1,555	1,616
Broadcom, 3.00%, 1/15/22	2,695	2,731
Fidelity National Information Services, 4.25%, 5/15/28	1,745	1,952
International Business Machines, 8.375%, 11/1/19	100	100
Keysight Technologies, 4.55%, 10/30/24	1,427	1,553
Microchip Technology, 3.922%, 6/1/21	460	471
Micron Technology, 4.185%, 2/15/27	2,665	2,768
Panasonic, 2.536%, 7/19/22 (1)	1,035	1,042
QUALCOMM, 3.25%, 5/20/27	994	1,046
Tencent Holdings, 2.985%, 1/19/23 (1)	550	560
		20,633
Transportation 0.9%		
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	636	671
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24	902	953
Burlington Northern Santa Fe, 6.15%, 5/1/37	100	140
Canadian National Railway, 6.25%, 8/1/34	95	133
Continental Airlines PTT, Series 2010-1, Class A, 4.75%, 1/12/21	91	93
Delta Air Lines, 2.60%, 12/4/20	740	742
Delta Air Lines, 2.875%, 3/13/20	615	617
Delta Air Lines, 3.80%, 4/19/23	550	570
Delta Air Lines PTT, Series 2009-1, Class A, 7.75%, 12/17/19	191	192
ERAC USA Finance, 4.50%, 8/16/21 (1)	320	334
ERAC USA Finance, 4.50%, 2/15/45 (1)	260	287
ERAC USA Finance, 5.25%, 10/1/20 (1)	375	385
Heathrow Funding, 4.875%, 7/15/21 (1)	1,120	1,164

Kansas City Southern, 3.00%, 5/15/23	340	349
Kansas City Southern, 4.70%, 5/1/48	720	846
Norfolk Southern, 5.59%, 5/17/25	48	55
Transurban Finance, 3.375%, 3/22/27 (1)	225	229
Transurban Finance, 4.125%, 2/2/26 (1)	175	186
United Airlines PTT, Series 2014-1, Class B, 4.75%, 4/11/22	156	161
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22	652	673
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28	818	841
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30	1,183	1,210
		10,831
Total Industrial		210,447
UTILITY 2.7%		
Electric 2.4%		
American Electric Power, 3.65%, 12/1/21	205	212
Ausgrid Finance, 3.85%, 5/1/23 (1)	1,105	1,149
Berkshire Hathaway Energy, 6.125%, 4/1/36	170	235
CenterPoint Energy, 3.60%, 11/1/21	850	875
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33	100	144
CMS Energy, 4.875%, 3/1/44	600	725
Dominion Energy, 2.579%, 7/1/20	175	175
Duke Energy, 2.65%, 9/1/26	355	358
Duke Energy, 3.75%, 9/1/46	280	289
Duke Energy Florida, 6.35%, 9/15/37	170	241
Duke Energy Progress, 6.30%, 4/1/38 (3)	100	142
Enel Finance International, 4.25%, 9/14/23 (1)	1,930	2,049
Exelon, 3.40%, 4/15/26	1,815	1,908
FirstEnergy Transmission, 4.35%, 1/15/25 (1)	775	832
Metropolitan Edison, 4.30%, 1/15/29 (1)	2,300	2,580
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	1,765	1,935
Mississippi Power, 3.95%, 3/30/28	895	972

National Rural Utilities Cooperative Finance, 2.90%, 3/15/21 (3)	2,100	2,129
Nevada Power, Series N, 6.65%, 4/1/36	400	559
Ohio Power, Series M, 5.375%, 10/1/21	450	479
PacifiCorp, 4.125%, 1/15/49	1,400	1,614
PacifiCorp, 6.25%, 10/15/37	90	127
PECO Energy, 5.95%, 10/1/36	150	203
Public Service Electric & Gas, 5.70%, 12/1/36	180	235
San Diego Gas & Electric, 4.10%, 6/15/49	1,765	1,946
San Diego Gas & Electric, 6.125%, 9/15/37	170	216
Southern, 4.40%, 7/1/46	1,905	2,141
Southern Power, 5.15%, 9/15/41	500	562
Tampa Electric, 6.15%, 5/15/37	700	938
Virginia Electric & Power, Series A, 2.875%, 7/15/29	1,100	1,130
Vistra Operations, 3.55%, 7/15/24 (1)	1,270	1,295
Xcel Energy, 4.70%, 5/15/20	375	376
		28,771
Natural Gas 0.3%		
NiSource, 3.49%, 5/15/27	695	724
NiSource, 3.65%, 6/15/23	1,790	1,864
NiSource, 3.95%, 3/30/48 (3)	1,000	1,050
Southern California Gas, Series KK, 5.75%, 11/15/35	140	178
		3,816
Total Utility		32,587
Total Corporate Bonds (Cost $399,372)		**422,552**

ASSET-BACKED SECURITIES 3.5%

Car Loan 1.2%		
AmeriCredit Automobile Receivables Trust Series 2017-1, Class A3 1.87%, 8/18/21	36	36
Avis Budget Rental Car Funding AESOP Series 2016-2A, Class A 2.72%, 11/20/22 (1)	2,170	2,190

Avis Budget Rental Car Funding AESOP Series 2019-1A, Class A 3.45%, 3/20/23 (1)	1,090	1,119
Avis Budget Rental Car Funding AESOP Series 2019-2A, Class B 3.55%, 9/22/25 (1)	1,170	1,218
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07%, 10/20/20	227	227
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11%, 10/17/22	272	272
CarMax Auto Owner Trust Series 2018-2, Class A3 2.98%, 1/17/23	775	785
Enterprise Fleet Financing Series 2017-1, Class A2 2.13%, 7/20/22 (1)	30	30
Ford Credit Auto Owner Trust Series 2019-1, Class B 3.82%, 7/15/30 (1)	2,745	2,897
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3 2.81%, 12/16/22	1,195	1,207
GMF Floorplan Owner Revolving Trust Series 2017-1, Class A1 2.22%, 1/18/22 (1)	735	735
Hyundai Auto Receivables Trust Series 2018-A, Class A3 2.79%, 7/15/22	600	605
Santander Drive Auto Receivables Trust Series 2015-3, Class E 4.50%, 6/17/23 (1)	1,300	1,303
Santander Drive Auto Receivables Trust Series 2018-2, Class B 3.03%, 9/15/22	803	805
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77%, 6/20/22 (1)	1,265	1,283
World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77%, 9/15/21	244	244

World Omni Auto Receivables Trust Series 2018-A, Class A2 2.19%, 5/17/21	64	64
		15,020
Credit Card 0.1%		
Barclays Dryrock Issuance Trust Series 2015-1, Class A 2.20%, 12/15/22	135	135
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62%, 10/15/25 (3)	610	621
		756
Other Asset-Backed Securities 1.7%		
Allegro III Series 2015-1A, Class AR, CLO, FRN 3M USD LIBOR + 0.84%, 2.78%, 7/25/27 (1)	1,397	1,395
Arby's Funding Series 2015-1A, Class A2 4.969%, 10/30/45 (1)	1,440	1,486
Ascentium Equipment Receivables Trust Series 2018-1A, Class A3 3.21%, 9/11/23 (1)	1,465	1,481
CIFC Funding Series 2015-5A, Class A1R, CLO, FRN 3M USD LIBOR + 0.86%, 2.80%, 10/25/27 (1)	1,525	1,521
CNH Equipment Trust Series 2017-C, Class A3 2.08%, 2/15/23	529	530
CNH Equipment Trust Series 2019-C, Class B 2.35%, 4/15/27	2,315	2,322
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69%, 3/25/30 (1)	273	276
GreatAmerica Leasing Receivables Funding Series 2017-1, Class A3 2.06%, 6/22/20 (1)	23	23
GreatAmerica Leasing Receivables Funding Series 2018-1, Class A3 2.60%, 6/15/21 (1)	280	281

Hardee's Funding Series 2018-1A, Class A2I 4.25%, 6/20/48 (1)	540	549
Hardee's Funding Series 2018-1A, Class A2II 4.959%, 6/20/48 (1)	1,327	1,353
Jimmy Johns Funding Series 2017-1A, Class A2I 3.61%, 7/30/47 (1)	230	232
Magnetite XXIII CLO, FRN 3M USD LIBOR + 1.30%, 3.438%, 10/25/32 (1)	1,785	1,785
MMAF Equipment Finance Series 2017-B, Class A3 2.21%, 10/17/22 (1)	753	754
MVW Owner Trust Series 2014-1A, Class A 2.25%, 9/22/31 (1)	53	53
Octagon Investment Partners XXIII Series 2015-1A, Class A1R, CLO, FRN 3M USD LIBOR + 0.85%, 2.851%, 7/15/27 (1)	850	848
OZLM VIII Series 2014-8A, Class A1RR, CLO, FRN 3M USD LIBOR + 1.17%, 3.172%, 10/17/29 (1)	1,645	1,638
OZLM VIII Series 2014-8A, Class A2RR, CLO, FRN 3M USD LIBOR + 1.80%, 3.802%, 10/17/29 (1)	1,095	1,087
Planet Fitness Master Issuer Series 2018-1A, Class A2I 4.262%, 9/5/48 (1)	2,490	2,542
Sierra Timeshare Receivables Funding Series 2015-3A, Class A 2.58%, 9/20/32 (1)	44	44
Sonic Capital Series 2018-1A, Class A2 4.026%, 2/20/48 (1)	144	149
Volvo Financial Equipment Series 2017-1A, Class A3 1.92%, 3/15/21 (1)	86	86

Wendy's Funding Series 2018-1A, Class A2I 3.573%, 3/15/48 (1)	309	319
		20,754
Student Loan 0.5%		
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13%, 2/15/68 (1)	1,825	1,885
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60%, 8/15/68 (1)	1,790	1,797
SLM Student Loan Trust Series 2010-1, Class A, FRN 1M USD LIBOR + 0.40%, 2.223%, 3/25/25	1,009	981
SMB Private Education Loan Trust Series 2018-B, Class A2A 3.60%, 1/15/37 (1)	1,155	1,204
		5,867
Total Asset-Backed Securities (Cost $41,818)		42,397

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 4.2%

Collateralized Mortgage Obligations 2.2%		
COLT Mortgage Loan Trust Series 2018-1, Class A1, CMO, ARM 2.93%, 2/25/48 (1)	192	192
Connecticut Avenue Securities Series 2016-C03, Class 1M1, CMO, ARM 1M USD LIBOR + 2.00%, 3.823%, 10/25/28	65	65
Connecticut Avenue Securities Series 2016-C04, Class 1M1, CMO, ARM 1M USD LIBOR + 1.45%, 3.273%, 1/25/29	42	42
Connecticut Avenue Securities Series 2018-C03, Class 1M1, CMO, ARM 1M USD LIBOR + 0.68%, 2.503%, 10/25/30	500	500
Connecticut Avenue Securities Trust Series 2019-R03, Class 1M1, CMO, ARM 1M USD LIBOR + 0.75%, 2.573%, 9/25/31 (1)	805	805

Deephaven Residential Mortgage Trust Series 2018-1A, Class A1, CMO, ARM 2.976%, 12/25/57 (1)	345	345
Deephaven Residential Mortgage Trust Series 2019-2A, Class A1, CMO, ARM 3.558%, 4/25/59 (1)	1,122	1,131
Galton Funding Mortgage Trust Series 2018-1, Class A23, CMO, ARM 3.50%, 11/25/57 (1)	485	489
Galton Funding Mortgage Trust Series 2019-1, Class A42, CMO, ARM 4.00%, 2/25/59 (1)	1,376	1,396
Homeward Opportunities Fund I Trust Series 2018-1, Class A1, CMO, ARM 3.766%, 6/25/48 (1)	784	790
MetLife Securitization Trust Series 2018-1A, Class A, CMO, ARM 3.75%, 3/25/57 (1)	1,980	2,071
Mill City Mortgage Loan Trust Series 2016-1, Class A1, CMO, ARM 2.50%, 4/25/57 (1)	82	82
Mill City Mortgage Loan Trust Series 2018-1, Class A1, CMO, ARM 3.25%, 5/25/62 (1)	964	985
OBX Series 2019-EXP3, Class 1A9, CMO, ARM 3.50%, 10/25/59 (1)	1,055	1,062
OBX Series 2019-EXP3, Class 2A2, CMO, ARM 1M USD LIBOR + 1.10%, 2.978%, 10/25/59 (1)	615	615
Seasoned Credit Risk Transfer Trust Series 2016-1, Class M1, CMO, ARM 3.00%, 9/25/55 (1)	320	312
Sequoia Mortgage Trust Series 2018-CH1, Class A11, CMO, ARM 3.50%, 2/25/48 (1)	627	639
Sequoia Mortgage Trust Series 2018-CH2, Class A3, CMO, ARM 4.00%, 6/25/48 (1)	1,445	1,476
Sequoia Mortgage Trust Series 2018-CH4, Class A11, CMO, ARM 4.00%, 10/25/48 (1)	1,531	1,548

SG Residential Mortgage Trust Series 2019-3, Class A1, CMO, ARM 2.703%, 9/25/59 (1)	1,345	1,345
Starwood Mortgage Residential Trust Series 2019-INV1, Class A1, CMO, ARM 2.61%, 8/25/49 (1)	307	307
Starwood Mortgage Residential Trust Series 2019-INV1, Class A3, CMO, ARM 2.916%, 8/25/49 (1)	729	729
Structured Agency Credit Risk Debt Notes Series 2015-DNA2, Class M2, CMO, ARM 1M USD LIBOR + 2.60%, 4.423%, 12/25/27	198	199
Structured Agency Credit Risk Debt Notes Series 2016-HQA1, Class M2, CMO, ARM 1M USD LIBOR + 2.75%, 4.573%, 9/25/28	105	105
Structured Agency Credit Risk Debt Notes Series 2018-DNA1, Class M1, CMO, ARM 1M USD LIBOR + 0.45%, 2.273%, 7/25/30	910	909
Structured Agency Credit Risk Debt Notes Series 2018-SPI2, Class M1, CMO, ARM 3.816%, 5/25/48 (1)	822	825
Structured Agency Credit Risk Debt Notes Series 2019-HQA2, Class M1, CMO, ARM 1M USD LIBOR + 0.70%, 2.523%, 4/25/49 (1)	251	251
Towd Point Mortgage Trust Series 2015-3, Class A1B, CMO, ARM 3.00%, 3/25/54 (1)	263	264
Towd Point Mortgage Trust Series 2015-4, Class A1B, CMO, ARM 2.75%, 4/25/55 (1)	264	265
Towd Point Mortgage Trust Series 2016-1, Class A1B, CMO, ARM 2.75%, 2/25/55 (1)	303	305
Towd Point Mortgage Trust Series 2016-2, Class A1A, CMO, ARM 2.75%, 8/25/55 (1)	319	322
Towd Point Mortgage Trust Series 2016-3, Class A1, CMO, ARM 2.25%, 4/25/56 (1)	347	346
Towd Point Mortgage Trust Series 2017-1, Class A1, CMO, ARM 2.75%, 10/25/56 (1)	380	384

Towd Point Mortgage Trust Series 2017-6, Class A1, CMO, ARM 2.75%, 10/25/57 (1)	630	636
Towd Point Mortgage Trust Series 2018-1, Class A1, CMO, ARM 3.00%, 1/25/58 (1)	338	343
Verus Securitization Trust Series 2018-INV1, Class A1, CMO, ARM 3.626%, 3/25/58 (1)	651	655
Verus Securitization Trust Series 2019-4, Class A1, CMO, STEP 2.642%, 11/25/59 (1)	2,970	2,970
		25,705
Commercial Mortgage-Backed Securities 2.0%		
Ashford Hospitality Trust Series 2018-ASHF, Class A, ARM 1M USD LIBOR + 0.90%, 2.814%, 4/15/35 (1)	1,470	1,467
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class A, ARM 1M USD LIBOR + 0.93%, 2.844%, 12/15/36 (1)	1,435	1,434
BFLD Series 2019-DPLO, Class C, ARM 1M USD LIBOR + 1.54%, 3.454%, 10/15/34 (1)	1,870	1,869
Cantor Commercial Real Estate Lending Series 2019-CF1, Class 65A, ARM 4.411%, 5/15/52 (1)	745	790
CD Mortgage Trust Series 2016-CD2, Class A4, ARM 3.526%, 11/10/49	910	980
CGGS Commercial Mortgage Trust Series 2018-WSS, Class A, ARM 1M USD LIBOR + 0.90%, 2.821%, 2/15/37 (1)	1,850	1,845
Citigroup Commercial Mortgage Trust Series 2014-GC21, Class AS 4.026%, 5/10/47	890	946
Citigroup Commercial Mortgage Trust Series 2015-GC33, Class A4 3.778%, 9/10/58	440	475
Citigroup Commercial Mortgage Trust Series 2017-P7, Class AS 3.915%, 4/14/50	1,450	1,578

Commercial Mortgage Trust Series 2014-LC15, Class B, ARM 4.599%, 4/10/47	765	819
Commercial Mortgage Trust Series 2015-LC21, Class A4 3.708%, 7/10/48	1,800	1,934
Commercial Mortgage Trust Series 2017-PANW, Class A 3.244%, 10/10/29 (1)	1,195	1,246
Goldman Sachs Mortgage Securities Trust Series 2018-GS9, Class A4, ARM 3.992%, 3/10/51	740	825
Goldman Sachs Mortgage Securities Trust Series 2019-GSA1, Class B 3.511%, 11/10/52	1,555	1,602
JPMorgan Chase Commercial Mortgage Securities Trust Series 2017-JP5, Class A5 3.723%, 3/15/50	1,545	1,681
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class AS, ARM 4.036%, 5/15/48	660	713
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.068%, 12/15/47	1,380	1,489
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86%, 9/15/49	300	309
Morgan Stanley Capital I Trust Series 2015-MS1, Class A4, ARM 3.779%, 5/15/48	700	755
New Orleans Hotel Trust Series 2019-HNLA, Class C, ARM 1M USD LIBOR + 1.589%, 3.51%, 4/15/32 (1)	790	790
RETL Series 2019-RVP, Class A, ARM 1M USD LIBOR + 1.15%, 3.064%, 3/15/36 (1)	599	600
		24,147
Total Non-U.S. Government Mortgage-Backed Securities (Cost $48,895)		**49,852**

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 31.6%

U.S. Government Agency Obligations 22.0% (4)

Federal Home Loan Mortgage		
1.749%, 2/25/22	1,335	1,334
1.875%, 4/25/22	1,132	1,131
2.206%, 6/25/25	957	970
2.413%, 1/25/21	121	121
2.50%, 4/1/30 - 3/1/43	1,644	1,667
2.777%, 4/25/23	232	236
2.952%, 2/25/27	704	730
3.00%, 6/1/43 - 7/1/43	2,433	2,509
3.50%, 3/1/42 - 3/1/46	7,175	7,546
4.00%, 10/1/40 - 8/1/45	2,540	2,708
4.50%, 8/1/39 - 10/1/41	1,172	1,270
5.00%, 7/1/25 - 8/1/40	973	1,077
5.50%, 1/1/35 - 12/1/39	194	219
6.00%, 10/1/21 - 8/1/38	156	180
6.50%, 4/1/24 - 1/1/36	84	95
7.00%, 6/1/32	2	2
Federal Home Loan Mortgage, ARM		
12M USD LIBOR + 1.726%, 4.48%, 7/1/35	22	23
12M USD LIBOR + 1.625%, 4.56%, 4/1/37	51	54
12M USD LIBOR + 1.979%, 4.848%, 11/1/36	15	16
12M USD LIBOR + 1.75%, 4.858%, 2/1/35	54	56
12M USD LIBOR + 1.748%, 4.873%, 2/1/37	27	28
12M USD LIBOR + 2.055%, 4.914%, 12/1/36	22	24
Federal Home Loan Mortgage, CMO, 4.00%, 11/15/36	23	24
Federal Home Loan Mortgage, UMBS, 3.00%, 9/1/49	557	575
Federal National Mortgage Assn.		
3.50%, 6/1/42 - 1/1/44	4,182	4,383
4.00%, 11/1/40	1,093	1,161

Federal National Mortgage Assn., ARM		
12M USD LIBOR + 1.655%, 4.279%, 8/1/37	7	7
12M USD LIBOR + 1.579%, 4.342%, 7/1/35	14	14
12M USD LIBOR + 1.601%, 4.44%, 7/1/36	35	37
12M USD LIBOR + 1.89%, 4.89%, 1/1/37	6	6
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44	911	942
Federal National Mortgage Assn., UMBS		
2.00%, 8/1/28	563	563
2.50%, 5/1/30 - 8/1/46	4,180	4,220
3.00%, 10/1/32 - 8/1/49	62,401	64,182
3.50%, 11/1/25 - 10/1/49	66,928	69,742
4.00%, 11/1/40 - 8/1/49	48,982	51,652
4.50%, 10/1/20 - 5/1/49	15,492	16,665
5.00%, 1/1/20 - 12/1/48	7,149	7,697
5.50%, 3/1/21 - 5/1/44	5,544	6,239
6.00%, 5/1/21 - 7/1/41	3,402	3,901
6.50%, 5/1/31 - 9/1/38	393	448
7.00%, 2/1/24 - 11/1/36	18	19
7.50%, 12/1/30 - 3/1/31	1	1
UMBS, TBA		
2.50%, 11/1/34 (5)	470	475
3.00%, 11/1/34 (5)	2,365	2,422
3.50%, 11/1/34 - 11/1/49 (5)	4,162	4,299
4.50%, 11/1/49 (5)	1,270	1,336
		263,006
U.S. Government Obligations 9.6%		
Government National Mortgage Assn.		
3.00%, 9/15/42 - 10/20/49	23,816	24,477
3.50%, 9/15/41 - 1/20/49	20,132	21,195
4.00%, 2/15/41 - 9/20/49	21,644	22,687
4.50%, 6/15/39 - 4/20/49	12,672	13,450
5.00%, 9/15/39 - 6/20/49	15,875	16,978

5.50%, 2/20/34 - 3/20/49	3,288	3,513
6.00%, 8/15/33 - 4/15/36	26	30
6.50%, 12/20/33	1	1
7.50%, 8/15/25 - 1/15/32	47	48
8.00%, 1/15/26	6	7
Government National Mortgage Assn., CMO, 3.00%, 11/20/47-12/20/47	919	949
Government National Mortgage Assn., CMO, ARM, 1M USD LIBOR + 0.30%, 2.146%, 9/20/48	624	622
Government National Mortgage Assn., TBA		
3.00%, 11/20/49 (5)	1,840	1,894
3.50%, 11/20/49 (5)	8,895	9,230
		115,081
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $368,616)		**378,087**

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 20.3%

U.S. Government Agency Obligations 0.1% (4)

Federal National Mortgage Assn., 6.25%, 5/15/29	342	473
Federal National Mortgage Assn., 6.625%, 11/15/30	500	730
Total U.S. Government Agency Obligations		**1,203**

U.S. Treasury Obligations 20.2%

U.S. Treasury Bonds, 2.25%, 8/15/49	4,200	4,261
U.S. Treasury Bonds, 2.50%, 2/15/45	3,535	3,756
U.S. Treasury Bonds, 2.50%, 5/15/46	4,805	5,111
U.S. Treasury Bonds, 2.75%, 11/15/42	3,000	3,323
U.S. Treasury Bonds, 2.75%, 8/15/47	9,370	10,471
U.S. Treasury Bonds, 3.00%, 11/15/44 (3)	585	679
U.S. Treasury Bonds, 3.00%, 5/15/45	4,115	4,786
U.S. Treasury Bonds, 3.00%, 11/15/45	6,780	7,898
U.S. Treasury Bonds, 3.00%, 2/15/47	3,400	3,978
U.S. Treasury Bonds, 3.00%, 5/15/47	3,150	3,685

U.S. Treasury Bonds, 3.00%, 2/15/48	15,800	18,520
U.S. Treasury Bonds, 3.00%, 8/15/48	2,535	2,977
U.S. Treasury Bonds, 3.125%, 11/15/41	13,875	16,327
U.S. Treasury Bonds, 3.50%, 2/15/39	12,620	15,653
U.S. Treasury Bonds, 3.625%, 8/15/43	4,890	6,228
U.S. Treasury Notes, 1.125%, 6/30/21	2,100	2,084
U.S. Treasury Notes, 1.625%, 6/30/21 (3)	1,780	1,781
U.S. Treasury Notes, 1.625%, 8/15/29	2,700	2,684
U.S. Treasury Notes, 2.00%, 5/31/24	8,800	8,988
U.S. Treasury Notes, 2.25%, 8/15/27	1,770	1,851
U.S. Treasury Notes, 2.75%, 4/30/23 (6)	35,295	36,762
U.S. Treasury Notes, 2.75%, 7/31/23	19,700	20,574
U.S. Treasury Notes, 2.75%, 8/31/23	11,015	11,514
U.S. Treasury Notes, 2.75%, 2/15/24	4,535	4,765
U.S. Treasury Notes, 2.75%, 2/15/28	25,865	28,076
U.S. Treasury Notes, 2.875%, 8/15/28	13,205	14,509
Total U.S. Treasury Obligations		**241,241**
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $219,610)		**242,444**

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.7%

Government Guaranteed 0.0%		
Kreditanstalt fuer Wiederaufbau, 4.00%, 1/27/20	525	527
		527
Local Authorities 0.8%		
Province of Alberta, 3.30%, 3/15/28	1,605	1,767
Province of Manitoba, 2.60%, 4/16/24	1,492	1,544
Province of New Brunswick, 3.625%, 2/24/28	2,545	2,825
Province of Ontario, 2.40%, 2/8/22	2,000	2,029
Province of Quebec, 2.75%, 8/25/21	1,350	1,374

Province of Quebec, 7.50%, 9/15/29	104	153
		9,692
Owned No Guarantee 0.5%		
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1)	295	341
CNOOC Finance, 3.00%, 5/9/23	870	883
Pertamina Persero, 4.30%, 5/20/23 (1)	650	686
Perusahaan Gas Negara, 5.125%, 5/16/24 (1)	405	441
State Grid Overseas Investment, 2.25%, 5/4/20 (1)	1,260	1,260
State Grid Overseas Investment, 3.75%, 5/2/23 (1)	1,155	1,213
Syngenta Finance, 3.698%, 4/24/20 (1)	1,200	1,206
		6,030
Sovereign 0.4%		
Government of Bermuda, 4.138%, 1/3/23 (1)	660	693
Republic of Colombia, 4.00%, 2/26/24	260	275
Republic of Indonesia, 4.875%, 5/5/21	700	726
Republic of Poland, 3.25%, 4/6/26	845	903
Republic of South Africa, 5.50%, 3/9/20	575	581
United Mexican States, 4.125%, 1/21/26	705	758
United Mexican States, 8.00%, 9/24/22	300	349
		4,285
Total Foreign Government Obligations & Municipalities (Cost $19,517)		**20,534**

MUNICIPAL SECURITIES 2.6%

California 0.4%		
California, Build America, GO, 7.625%, 3/1/40	1,350	2,199
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33 (7)	250	282
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	700	1,087
San Diego County Water Auth., Build America, Series B, 6.138%, 5/1/49	275	401
San Jose Redev. Agency, Senior Tax Allocation, Series A, 3.375%, 8/1/34	610	638

Univ. of California Regents, Build America, 5.77%, 5/15/43	470	643
		5,250
Georgia 0.2%		
Municipal Electric Auth. of Georgia, Build America, Vogtle Units, 6.655%, 4/1/57	1,816	2,634
		2,634
Illinois 0.3%		
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%, 1/1/40	1,350	1,977
Illinois Toll Highway Auth., Build America, Series A, 6.184%, 1/1/34	295	402
Metropolitan Water Reclamation Dist. of Greater Chicago, Build America, Series A-1, GO, 5.72%, 12/1/38	460	616
		2,995
Maryland 0.2%		
Maryland Economic Dev., Seagirt Marine Terminal, Series B, 4.75%, 6/1/42	2,025	2,194
		2,194
Michigan 0.1%		
Detroit City School Dist., Qualified School Construction Bonds, GO, 6.645%, 5/1/29	1,220	1,562
		1,562
Minnesota 0.2%		
Western Minnesota Municipal Power Agency, Series A, 3.156%, 1/1/39	2,350	2,380
		2,380
New Jersey 0.1%		
New Jersey Turnpike Auth., Build America, Series F, 7.414%, 1/1/40	1,000	1,601
		1,601
New York 0.4%		
Dormitory Auth. of the State of New York, New York Univ., Series B, 3.879%, 7/1/46	950	994
Dormitory Auth. of the State of New York, New York Univ., Series B, 4.85%, 7/1/48	800	909

SHORT-TERM INVESTMENTS 2.8%

Money Market Funds 2.8%

T. Rowe Price Government Reserve Fund, 1.83% (8)(9)	33,507	33,507
Total Short-Term Investments (Cost $33,507)		**33,507**

SECURITIES LENDING COLLATERAL 1.7%

Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.7%

Short-Term Funds 1.7%

T. Rowe Price Short-Term Fund, 1.97% (8)(9)	1,993	19,926
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		19,926
Total Securities Lending Collateral (Cost $19,926)		**19,926**

Total Investments in Securities	
103.7% of Net Assets (Cost $1,177,556)	**$ 1,239,832**

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $152,850 and represents 12.8% of net assets.

(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

(3) See Note 4. All or a portion of this security is on loan at October 31, 2019.

(4) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including UMBS, currently operate under a federal conservatorship.

(5) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $19,656 and represents 1.6% of net assets.

(6) At October 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

(7) Insured by Assured Guaranty Municipal Corporation

(8) Seven-day yield

(9) Affiliated Companies

12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)

1M USD LIBOR One month USD LIBOR (London interbank offered rate)

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity. Certain prior year amounts in the accompanying financial statements and financial highlights have been restated to conform to current year presentation.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Redemption Fees Prior to April 1, 2019, a 0.50% fee was assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees were withheld from proceeds that shareholders received from the sale or exchange of fund shares. The fees were paid to the fund and were recorded as an increase to paid-in capital. The fees may have caused the redemption price per share to differ from the net asset value per share.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

NOTE 3 - DERIVATIVE INSTRUMENTS

During the year ended October 31, 2019, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of October 31, 2019, the fund held interest rate futures with cumulative unrealized loss of $258,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the year ended October 31, 2019, the fund recognized $1,237,000 of realized gain on Futures and a $(258,000) change in unrealized gain/loss on Futures related to its investments in interest rate derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty Risk and Collateral The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded. This ability is subject to the liquidity of underlying positions. As of October 31, 2019, securities valued at $411,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to interest rate risk the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended October 31, 2019, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 8% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Collateralized Loan Obligations The fund may invest in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations The fund may enter into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of October 31, 2019, no collateral was pledged by the fund or counterparties for MSFTA Transactions.

Dollar Rolls The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

Bank Loans The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2019, the value of loaned securities was $19,441,000 the value of cash collateral and related investments was $19,926,000.

Mortgage-Backed Securities The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $147,963,000 and $100,098,000, respectively, for the year ended October 31, 2019. Purchases and sales of U.S. government securities aggregated $682,103,000 and $727,256,000, respectively, for the year ended October 31, 2019.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments have no impact on results of operations or net assets and relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income or realized capital gain and the character of paydown gains and losses on asset-backed securities. For the year ended October 31, 2019, the following reclassification was recorded:

Distributions during the years ended October 31, 2019 and October 31, 2018, totaled $35,459,000 and $25,194,000, respectively, and were characterized as ordinary income for tax purposes. At October 31, 2019, the tax-basis cost of investments, including derivatives, and components of net assets were as follows:

During the year ended October 31, 2019, the fund utilized $5,757,000 of capital loss carryforwards.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.30% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring extraordinary expenses.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At October 31, 2019, approximately 8% of the outstanding shares of the fund were held by college savings plans.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2019, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of T. Rowe Price U.S. Bond Enhanced
Index Fund, Inc.

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 17, 2019

We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/19

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $41,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

INDEPENDENT DIRECTORS(a)

Name (Year of Birth) Year Elected [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Teresa Bryce Bazemore (1959) 2018 [188]	President, Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to present); Director, Chimera Investment Corporation (2017 to present); Director, Federal Home Loan Bank of Pittsburgh (2017 to present)

Ronald J. Daniels (1959) 2018 [188]	President, The Johns Hopkins University(b) and Professor, Political Science Department, The Johns Hopkins University (2009 to present); Director, Lyndhurst Holdings (2015 to present)

Bruce W. Duncan (1951) 2013 [188]	Chief Executive Officer and Director (January 2009 to December 2016), Chairman of the Board (January 2016 to present), and President (January 2009 to September 2016), First Industrial Realty Trust, an owner and operator of industrial properties; Chairman of the Board (2005 to September 2016) and Director (1999 to September 2016), Starwood Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017 to present); Member, Independent Directors Council Governing Board (2017 to present); Senior Advisor, KKR (November 2018 to present); Director, Boston Properties (May 2016 to present); Director, Marriott International, Inc. (September 2016 to present)

Robert J. Gerrard, Jr. (1952) 2013 [188]	Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chairman of the Board, all funds (July 2018 to present)

Paul F. McBride (1956) 2013 [188]	Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)

Cecilia E. Rouse, Ph.D. (1963) 2013 [188]	Dean, Woodrow Wilson School (2012 to present); Professor and Researcher, Princeton University (1992 to present); Director, MDRC, a nonprofit education and social policy research organization (2011 to present); Member, National Academy of Education (2010 to present); Research Associate of Labor Studies Program at the National Bureau of Economic Research (2011 to 2015); Board Member, National Bureau of Economic Research (2011 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession of the American Economic Association (2012 to 2018); Vice President (2015 to 2016), Board Member, American Economic Association (2018 to present)

John G. Schreiber (1946) 2000 [188]	Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Cofounder, Partner, and Cochairman of the Investment Committee, Blackstone Real Estate Advisors, L.P. (1992 to 2015); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to 2016); Director and Chairman of the Board, Brixmor Property Group, Inc. (2013 to present); Director, Hilton Worldwide (2007 to present); Director, Hudson Pacific Properties (2014 to 2016); Director, Invitation Homes (2014 to 2017); Director, JMB Realty Corporation (1980 to present)

Mark R. Tercek(c) (1957) 2009 [0]	President and Chief Executive Officer, The Nature Conservancy (2008 to present)

(a)All information about the independent directors was current as of February 19, 2019, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)William J. Stromberg, president and chief executive officer of T. Rowe Price Group, Inc., the parent company of the Price Funds’ investment advisor, has served on the Board of Trustees of Johns Hopkins University since 2014 and is a member of the Johns Hopkins University Board’s Compensation Committee.
(c)Effective February 15, 2019, Mr. Tercek resigned from his role as independent director of the Price Funds.

INSIDE DIRECTORS

Name (Year of Birth) Year Elected* [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

David Oestreicher (1967) 2018 [188]	Chief Legal Officer, Vice President, and Secretary, T. Rowe Price Group, Inc.; Director, Vice President, and Secretary, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President and Secretary, T. Rowe Price, T. Rowe Price Hong Kong (Price Hong Kong), and T. Rowe Price International; Vice President, T. Rowe Price Japan and T. Rowe Price Singapore (Price Singapore); Principal Executive Officer and Executive Vice President, all funds

Robert W. Sharps, CFA, CPA** (1971) 2019 [188]	Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.
**Mr. Sharps replaced Edward A. Wiese as director of the domestic fixed income Price Funds effective January 1, 2019.

OFFICERS

Name (Year of Birth) Position Held With U.S. Bond Enhanced Index Fund	Principal Occupation(s)

Stephen L. Bartolini, CFA (1977) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Darrell N. Braman (1963) Vice President and Secretary	Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.

Brian J. Brennan, CFA (1964) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company

Christopher P. Brown, Jr., CFA (1977) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Amit S. Deshpande, CFA, FRM (1972) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly, Head of Investment Risk, Charles Schwab Investment Management (to 2017)

Alan S. Dupski, CPA (1982) Assistant Treasurer	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

John R. Gilner (1961) Chief Compliance Officer	Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Gary J. Greb (1961) Vice President	Vice President, T. Rowe Price, T. Rowe Price International, and T. Rowe Price Trust Company

Paul J. Krug, CPA (1964) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Robert M. Larkins, CFA (1973) President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Yongheon Lee (1975) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Catherine D. Mathews (1963) Principal Financial Officer, Vice President, and Treasurer	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

John W. Ratzesberger (1975) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Shannon H. Rauser (1987) Assistant Secretary	Assistant Vice President, T. Rowe Price

Lauren T. Wagandt (1984) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Megan Warren (1968) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; formerly, Executive Director, JPMorgan Chase (to 2017)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,330,000 and $2,767,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 17, 2019

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	December 17, 2019